Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	May 05, 2023	Nov. 09, 2022	Aug. 13, 2021	Aug. 17, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Shares consummated (in Shares)			19,780,000
Shares issued price per unit (in Dollars per share)			$ 10			$ 9.2
Offering costs			$ 21,700,000
Deferred underwriting commission			7,000,000
Exercise price per share (in Dollars per share)					$ 11.5	$ 11.5
Overfunded by sponsor			$ 200,000,000	$ 12,515
Maturity days			185 days	185 days
Interest to pay dissolution expenses				$ 100,000	$ 100,000	$ 100,000
Percentage of obligation to redeem public shares			100.00%
Closing of the initial public offering			21 months
Percentage of fair market value equal to at least of the net balance					80.00%	80.00%
Public per share (in Dollars per share)					$ 10	$ 10
Ordinary shares of the company in aggregate (in Shares)					3,705,743	3,705,743
Aggregate amount	$ 567,032				$ 100,000,000	$ 100,000,000
Market price percentage					97.00%	96.00%
Commitment fee					$ 1,000,000	$ 1,000,000
Aggregate total subject shares (in Shares)					4,000,000	4,000,000
Maximum number of shares (in Shares)					10,000,000	10,000,000
Redeem public shares (in Shares)		15,357,970			15,357,970
Redemption price per share (in Dollars per share)		$ 10.09			$ 10.09
Trust account		$ 154,900,000			$ 47,800,000
Public shares (in Shares)					4,642,030	4,642,030
Cash and working capital					$ 42,569	$ 37,000
Working capital					11,400,000	10,200,000
Consummation of the initial public offering					25,000	25,000
Loan proceeds from the sponsor					87,000	87,000
Working capital loans					1,162,002	600,000	$ 0
Converted at the lender’s option into warrants					1,500,000	1,500,000
Net tangible assets						5,000,001
Trust account		$ 154,900,000			$ 47,766,049	$ 47,264,548	$ 200,005,484
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public per share (in Dollars per share)						$ 10
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares consummated (in Shares)			20,000,000
Shares issued price per unit (in Dollars per share)			$ 10
Generating gross proceeds			$ 200,000,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)					$ 10	$ 10
Generating gross proceeds					$ 6,600,000	$ 6,600,000
Shares consummated (in Shares)					655,000	655,000
Public Share [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public per share (in Dollars per share)					$ 10
Class A Ordinary Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued price per unit (in Dollars per share)					0.0001	$ 0.0001
Ordinary share, par value (in Dollars per share)			$ 0.0001
Exercise price per share (in Dollars per share)					11.5
Class A ordinary shares, par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities					50.00%	50.00%
Public per share (in Dollars per share)					$ 10.27	$ 10.16
Market Price [Member]
Description of Organization and Business Operations (Details) [Line Items]
Market price percentage					96.00%
Founder Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate amount	$ 189,011